PROFILE SHEET MARCH 2022

Aetos Long/Short Strategies Fund

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

FUND OVERVIEW

The Aetos Long/Short Strategies Fund is an SEC-registered 1940 Act Commingled Hedge Fund of Funds. The Fund allocates its assets among a select group of managers across a variety of long/short strategies designed to produce an attractive risk-adjusted return, largely independent of the benchmarks associated with traditional asset classes. The Fund is intended to be a vehicle by which investors can access a portfolio of high-quality long/short strategies, constructed and monitored using disciplined processes.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,800
$2,300
$1,800
$1,300
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Sep-17
Sep-18
Sep-19
Sep-20
Sep-21
Aetos Long/Short Strategies Fund
HFRI Fund of Funds Composite Index

PERFORMANCE AND STATISTICS *(since inception through March 31, 2022)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Fund	2.71%	6.35%	5.25%	5.30%	4.79%
HFRI FOF: Composite Index	1.32%	5.90%	4.65%	3.93%	3.84%
US Aggregate Bond Index	-4.15%	1.69%	2.14%	2.24%	3.75%
MSCI ACWI	7.28%	13.75%	11.64%	10.00%	8.81%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	9.61%	8.18%	6.73%	6.15%
HFRI FOF: Composite Index	-	7.11%	6.06%	4.89%	5.24%
US Aggregate Bond Index	-	4.03%	3.57%	3.23%	3.47%
MSCI ACWI	-	17.22%	15.15%	13.22%	15.41%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Fund	-	0.59	0.51	0.70	0.59
HFRI FOF: Composite Index	-	0.74	0.59	0.68	0.51
US Aggregate Bond Index	-	0.26	0.31	0.51	0.75
MSCI ACWI	-	0.76	0.70	0.71	0.50

AETOS AT-A-GLANCE

Founded
2001

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

FUND HIGHLIGHTS

Inception
September 1, 2002

Diversification
\# of Managers[2]: 17
\# of Sub-Strategies: 4

Beta to Market Indices[3]

US Aggregate Bond Index:	0.06
MSCI ACWI:	0.28

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

[1] *Data as of March 31, 2022. The Aetos Long/Short Strategies Fund (the "Fund") is an SEC-registered 1940 Act closed-end fund that is a component of Aetos' commingled diversified absolute return investment asset allocation models. This information is being provided to prospective investors that have expressed an interest in seeing the investment performance of one or more of the individual Aetos Funds in the models. The Fund returns do not represent the returns of the models as a whole or of any specific client account. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.*

[2] *Reflects number of managers in the Aetos Long/Short Strategies Fund as of April 1, 2022 and excludes managers that are under redemption.*

[3] *Reflects beta since the Aetos Long/Short Strategies Fund's inception of September 1, 2002 through March 31, 2022.*

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2500 Sand Hill Road, Suite 100, Menlo Park, California 94025
☎ 212.201.2500
✉ AetosClientRelations@aetos.com

AETOS LONG/SHORT STRATEGIES FUND

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2022	-1.81%	-0.80%	0.06%	-	-	-	-	-	-	-	-	-	**-2.54%**
2021	-5.99%	5.04%	1.65%	2.99%	0.00%	-0.65%	1.05%	0.75%	-0.14%	1.59%	-2.61%	2.41%	**5.79%**
2020	-0.50%	-2.60%	-8.28%	5.96%	2.35%	0.09%	2.39%	2.70%	-0.17%	-0.63%	4.89%	2.89%	**8.60%**
2019	4.48%	1.73%	0.99%	2.24%	-1.39%	1.96%	1.00%	-0.32%	-1.39%	1.83%	2.42%	0.92%	**15.30%**
2018	1.74%	-1.89%	-0.26%	-0.06%	1.76%	-0.59%	0.86%	0.37%	-0.11%	-4.15%	-0.69%	-1.86%	**-4.92%**
2017	2.05%	0.49%	0.99%	0.68%	1.57%	-0.04%	0.98%	0.76%	0.28%	0.73%	-0.01%	0.15%	**8.96%**
2016	-3.88%	-2.83%	0.41%	-0.26%	3.34%	-1.22%	1.97%	0.11%	0.87%	-0.90%	-0.28%	0.50%	**-2.36%**
2015	-0.46%	2.02%	0.24%	-0.81%	1.84%	-1.08%	1.99%	-1.34%	-1.79%	2.85%	0.49%	0.21%	**4.11%**
2014	-0.74%	2.80%	-1.40%	-2.00%	2.30%	0.95%	-1.10%	1.45%	1.36%	1.49%	1.88%	1.21%	**8.37%**
2013	2.06%	0.68%	1.97%	0.12%	0.74%	0.44%	1.05%	-0.69%	1.67%	1.38%	1.97%	1.24%	**13.35%**
2012	1.62%	1.12%	0.68%	0.32%	-1.30%	0.43%	1.04%	0.27%	0.54%	-0.86%	0.32%	-0.34%	**3.88%**
2011	-0.03%	0.40%	-0.53%	1.54%	-0.35%	-0.61%	0.26%	-2.89%	-2.29%	2.57%	-0.24%	-0.35%	**-2.63%**
2010	-1.76%	0.77%	1.68%	0.24%	-2.86%	-1.48%	1.37%	-0.14%	2.95%	1.16%	0.04%	2.13%	**4.02%**
2009	1.00%	-0.81%	-0.32%	-1.09%	3.15%	-0.31%	1.29%	0.90%	1.53%	-1.38%	2.11%	0.00%	**6.14%**
2008	-3.13%	1.92%	-1.48%	0.68%	2.93%	-0.37%	-0.48%	-0.63%	-9.54%	-2.53%	-0.73%	-0.19%	**-13.25%**
2007	2.12%	0.42%	1.40%	1.71%	1.95%	0.69%	1.37%	-1.79%	0.98%	1.91%	0.24%	0.91%	**12.52%**
2006	2.46%	0.07%	1.62%	1.31%	-1.31%	0.13%	0.31%	0.96%	-0.10%	0.87%	1.90%	1.02%	**9.58%**
2005	-0.02%	1.68%	0.44%	-0.70%	1.09%	1.03%	1.18%	0.85%	1.03%	-1.45%	1.06%	1.93%	**8.38%**
2004	2.09%	1.01%	-0.32%	-1.46%	-0.21%	0.29%	-0.24%	-0.28%	1.03%	1.02%	1.88%	1.06%	**5.97%**
2003	-1.02%	-0.63%	-0.27%	1.86%	1.73%	1.36%	1.03%	1.11%	-0.25%	1.65%	1.10%	0.98%	**8.92%**
2002	-	-	-	-	-	-	-	-	-1.08%	0.53%	-0.31%	1.00%	**0.13%**

SUB-STRATEGY ALLOCATIONS *(as of April 1, 2022)*[2]



2.3%
16.7%
26.2%
54.7%
Directional Equity
Equity Hedged Generalist
Equity Hedged Sector Specialist
Short-Biased Equity

GEOGRAPHIC EXPOSURE *(as of March 31, 2022)*[2]



Emerging/
Other
9%
Japan/Asia
6%
Europe
19%
North
America
66%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



140%
120%
100%
80%
60%
40%
20%
0%
Jun-17 Sep-17 Dec-17 Mar-18 Jun-18 Sep-18 Dec-18 Mar-19 Jun-19 Sep-19 Dec-19 Mar-20 Jun-20 Sep-20 Dec-20 Mar-21 Jun-21 Sep-21 Dec-21 Mar-22
Long
Short
Net

[1] *Data as of March 31, 2022. The Aetos Long/Short Strategies Fund (the "Fund") is an SEC-registered 1940 Act closed-end fund that is a component of Aetos' commingled diversified absolute return investment asset allocation models. This information is being provided to prospective investors that have expressed an interest in seeing the investment performance of one or more of the individual Aetos Funds in the models. The Fund returns do not represent the returns of the models as a whole or of any specific client account. The performance figures shown are net of model investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

AETOS

MARCH 2022 | PROFILE SHEET | 2

PROFILE SHEET **MARCH 2022**

Aetos Growth Portfolio

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Growth Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]



$2,800
$2,300
$1,800
$1,300
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Sep-17
Sep-18
Sep-19
Sep-20
Sep-21
Aetos Growth Portfolio
HFRI Fund of Funds Composite Index

PERFORMANCE AND STATISTICS *(since inception through March 31, 2022)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	2.80%	5.46%	4.55%	4.69%	4.73%
HFRI FOF: Composite Index	1.32%	5.90%	4.65%	3.93%	3.84%
US Aggregate Bond Index	-4.15%	1.69%	2.14%	2.24%	3.75%
MSCI ACWI	7.28%	13.75%	11.64%	10.00%	8.81%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	7.05%	5.77%	4.59%	4.55%
HFRI FOF: Composite Index	-	7.11%	6.06%	4.89%	5.24%
US Aggregate Bond Index	-	4.03%	3.57%	3.23%	3.47%
MSCI ACWI	-	17.22%	15.15%	13.22%	15.41%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	0.68	0.61	0.89	0.79
HFRI FOF: Composite Index	-	0.74	0.59	0.68	0.51
US Aggregate Bond Index	-	0.26	0.31	0.51	0.75
MSCI ACWI	-	0.76	0.70	0.71	0.50

AETOS AT-A-GLANCE

Founded
2001

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
\# of Managers[2]: 30
\# of Strategies: 8

Beta to Market Indices[1,3]
US Aggregate Bond Index: 0.06
MSCI ACWI: 0.22

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

[1] *Data as of March 31, 2022. The Aetos Growth Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.*

[2] *Reflects number of managers in the Aetos Growth Portfolio as of April 1, 2022 and excludes managers that are under redemption, except for one manager that still comprises a material allocation in the Aetos Distressed Investment Strategies Fund.*

[3] *Reflects beta since the Aetos Growth Portfolio's inception of September 1, 2002 through March 31, 2022.*

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2500 Sand Hill Road, Suite 100, Menlo Park, California 94025
☎ 212.201.2500
✉ AetosClientRelations@aetos.com

AETOS GROWTH PORTFOLIO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2022	-1.07%	-0.59%	0.30%	-	-	-	-	-	-	-	-	-	**-1.36%**
2021	-1.97%	2.86%	1.23%	2.01%	0.61%	0.01%	0.11%	0.74%	0.32%	0.90%	-1.65%	1.12%	**6.38%**
2020	0.34%	-1.49%	-8.38%	3.92%	1.83%	1.35%	1.55%	1.93%	0.05%	-0.23%	3.67%	2.60%	**6.75%**
2019	2.23%	1.17%	0.61%	1.52%	-0.76%	1.14%	0.71%	-0.27%	-0.59%	0.76%	1.24%	0.92%	**8.97%**
2018	1.25%	-0.75%	-0.44%	0.19%	0.85%	0.07%	0.70%	0.25%	0.25%	-2.27%	-0.65%	-1.28%	**-1.87%**
2017	1.53%	0.67%	0.57%	0.68%	0.91%	0.17%	0.64%	0.47%	0.30%	0.61%	0.00%	0.42%	**7.19%**
2016	-2.54%	-1.37%	0.56%	0.76%	1.75%	-0.79%	1.41%	0.65%	0.73%	0.09%	0.05%	0.78%	**2.02%**
2015	-0.30%	1.23%	0.33%	0.08%	1.07%	-0.99%	0.63%	-1.18%	-1.50%	1.24%	0.00%	-0.22%	**0.35%**
2014	0.01%	1.83%	-0.35%	-0.60%	1.26%	0.91%	-0.66%	0.53%	0.33%	0.02%	0.92%	0.49%	**4.75%**
2013	1.89%	0.71%	1.47%	0.77%	1.06%	-0.31%	0.88%	-0.22%	1.03%	1.22%	1.25%	0.85%	**11.11%**
2012	1.70%	1.26%	0.77%	0.32%	-0.82%	0.35%	0.88%	0.64%	0.72%	0.09%	0.55%	0.65%	**7.33%**
2011	0.62%	0.74%	-0.06%	1.13%	-0.21%	-0.62%	-0.06%	-2.50%	-2.18%	1.68%	-0.58%	-0.12%	**-2.22%**
2010	0.17%	0.67%	1.93%	0.92%	-2.32%	-0.75%	1.04%	0.24%	1.91%	1.16%	0.07%	1.46%	**6.61%**
2009	0.58%	-0.27%	-0.31%	-0.58%	2.88%	1.17%	1.97%	1.41%	2.06%	0.28%	1.75%	0.75%	**12.25%**
2008	-2.30%	1.33%	-1.47%	0.64%	1.86%	-0.27%	-0.80%	-0.42%	-6.95%	-4.24%	-1.95%	-0.83%	**-14.65%**
2007	1.64%	0.46%	1.24%	1.53%	1.75%	0.46%	-0.70%	-1.48%	1.02%	1.60%	-0.07%	0.66%	**8.35%**
2006	2.01%	0.33%	1.19%	0.96%	-0.67%	0.22%	0.41%	0.60%	0.19%	0.88%	1.46%	1.22%	**9.16%**
2005	0.33%	1.41%	0.28%	-0.47%	0.77%	0.82%	1.07%	0.64%	0.87%	-0.89%	0.64%	1.39%	**7.05%**
2004	1.90%	0.76%	-0.09%	-0.95%	-0.14%	0.40%	-0.15%	-0.03%	0.72%	0.56%	1.66%	0.99%	**5.73%**
2003	0.31%	-0.03%	0.13%	1.72%	1.83%	1.38%	0.24%	0.81%	0.82%	1.39%	1.06%	1.06%	**11.25%**
2002	-	-	-	-	-	-	-	-	-0.57%	0.19%	0.42%	1.12%	**1.15%**

AETOS FUND ALLOCATIONS *(as of April 1, 2022)*[2]


14%
46%
40%
Aetos Long/Short Strategies Fund
Aetos Multi-Strategy Arbitrage Fund
Aetos Distressed Investment Strategies Fund

STRATEGY ALLOCATIONS *(as of April 1, 2022)*[3]


Equity Hedged 37.2%
Directional Equity 7.7%
Short-Biased Equity 1.1%
Event Driven 24.6%
Fixed Income Arbitrage 10.5%
Credit / Convertible Arbitrage 4.0%
Convertible Arbitrage 0.9%
Distressed 14.0%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*


180%
160%
140%
120%
100%
80%
60%
40%
20%
0%
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Dec-18
Mar-19
Jun-19
Sep-19
Dec-19
Mar-20
Jun-20
Sep-20
Dec-20
Mar-21
Jun-21
Sep-21
Dec-21
Mar-22
Long
Short
Net

GEOGRAPHIC EXPOSURE *(as of March 31, 2022)*[3]


Emerging/ Other 6%
Japan/Asia 4%
Europe 24%
North America 66%

[1] *Data as of March 31, 2022. The Aetos Growth Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Aetos is in the process of shifting 10% of the Portfolio's allocation from the Aetos Distressed Investment Strategies Fund to the Aetos Long/Short Strategies Fund. This transition commenced on January 1, 2022 for existing clients and is approximately 60% complete. Any new client investments will be invested at the Portfolio's new target allocations effective immediately.*

[3] *Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

AETOS

MARCH 2022 | PROFILE SHEET | 4

PROFILE SHEET MARCH 2022

Aetos Prime Portfolio

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Prime Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]


$2,000
$1,800
$1,600
$1,400
$1,200
$1,000
$800
Apr-07 Apr-08 Apr-09 Apr-10 Apr-11 Apr-12 Apr-13 Apr-14 Apr-15 Apr-16 Apr-17 Apr-18 Apr-19 Apr-20 Apr-21
Aetos Prime Portfolio
HFRI Fund of Funds Composite Index

PERFORMANCE AND STATISTICS *(since inception through March 31, 2022)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	3.00%	5.61%	4.64%	4.82%	3.71%
HFRI FOF: Composite Index	1.32%	5.90%	4.65%	3.93%	2.36%
US Aggregate Bond Index	-4.15%	1.69%	2.14%	2.24%	3.56%
MSCI ACWI	7.28%	13.75%	11.64%	10.00%	6.49%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	7.38%	6.10%	4.87%	5.16%
HFRI FOF: Composite Index	-	7.11%	6.06%	4.89%	5.60%
US Aggregate Bond Index	-	4.03%	3.57%	3.23%	3.39%
MSCI ACWI	-	17.22%	15.15%	13.22%	16.39%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	0.67	0.59	0.87	0.58
HFRI FOF: Composite Index	-	0.74	0.59	0.68	0.29
US Aggregate Bond Index	-	0.26	0.31	0.51	0.84
MSCI ACWI	-	0.76	0.70	0.71	0.35

AETOS AT-A-GLANCE

Founded
2001

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
April 1, 2007

Diversification
\# of Managers[2]: 30
\# of Strategies: 8

Beta to Market Indices[2,3]
US Aggregate Bond Index: 0.06
MSCI ACWI: 0.24

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

[1] Data as of March 31, 2022. The Aetos Prime Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since April 2007 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.

[2] Reflects number of managers in the Aetos Prime Portfolio as of April 1, 2022 and excludes managers that are under redemption, except for one manager that still comprises a material allocation in the Aetos Distressed Investment Strategies Fund.

[3] Reflects beta since the Aetos Prime Portfolio's inception of April 1, 2007 through March 31, 2022.

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2500 Sand Hill Road, Suite 100, Menlo Park, California 94025
☎ 212.201.2500
✉ AetosClientRelations@aetos.com

AETOS PRIME PORTFOLIO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2022	-1.21%	-0.61%	0.30%	-	-	-	-	-	-	-	-	-	**-1.52%**
2021	-2.57%	3.25%	1.31%	2.19%	0.63%	-0.07%	0.29%	0.73%	0.25%	0.99%	-1.79%	1.33%	**6.58%**
2020	0.20%	-1.64%	-8.39%	4.23%	1.89%	1.12%	1.68%	1.99%	0.02%	-0.30%	3.89%	2.60%	**6.88%**
2019	2.58%	1.27%	0.65%	1.65%	-0.86%	1.26%	0.73%	-0.31%	-0.73%	0.91%	1.39%	0.89%	**9.79%**
2018	1.32%	-0.93%	-0.37%	0.14%	1.01%	-0.04%	0.71%	0.30%	0.17%	-2.57%	-0.67%	-1.40%	**-2.37%**
2017	1.61%	0.64%	0.62%	0.66%	0.99%	0.13%	0.68%	0.52%	0.30%	0.61%	0.00%	0.39%	**7.35%**
2016	-2.75%	-1.64%	0.55%	0.64%	2.01%	-0.83%	1.52%	0.57%	0.77%	-0.06%	0.01%	0.73%	**1.42%**
2015	-0.33%	1.37%	0.30%	-0.06%	1.19%	-1.00%	0.86%	-1.21%	-1.55%	1.48%	0.08%	-0.18%	**0.91%**
2014	-0.11%	2.02%	-0.52%	-0.82%	1.43%	0.96%	-0.71%	0.68%	0.48%	0.26%	1.07%	0.60%	**5.43%**
2013	1.90%	0.70%	1.56%	0.68%	1.04%	-0.19%	0.92%	-0.30%	1.14%	1.26%	1.40%	0.92%	**11.58%**
2012	1.67%	1.21%	0.75%	0.35%	-0.88%	0.37%	0.92%	0.59%	0.73%	-0.05%	0.50%	0.50%	**6.83%**
2011	0.48%	0.67%	-0.18%	1.20%	-0.22%	-0.63%	0.02%	-2.59%	-2.25%	1.84%	-0.50%	-0.18%	**-2.38%**
2010	-0.17%	0.72%	1.84%	0.80%	-2.39%	-0.87%	1.07%	0.12%	2.05%	1.16%	0.08%	1.62%	**6.10%**
2009	0.62%	-0.31%	-0.36%	-0.83%	2.80%	0.91%	1.86%	1.28%	1.91%	0.12%	1.83%	0.58%	**10.85%**
2008	-2.35%	1.35%	-1.53%	0.69%	1.93%	-0.15%	-0.93%	-0.37%	-7.01%	-3.73%	-1.60%	-0.72%	**-13.79%**
2007	-	-	-	1.60%	1.78%	0.42%	-0.66%	-1.50%	1.12%	1.70%	-0.10%	0.61%	**5.03%**

AETOS FUND ALLOCATIONS *(as of April 1, 2022)*[2]



14%
30%
56%
Aetos Long/Short Strategies Fund
Aetos Multi-Strategy Arbitrage Fund
Aetos Distressed Investment Strategies Fund

STRATEGY ALLOCATIONS *(as of April 1, 2022)*[3]



Equity Hedged 45.3%
Directional Equity 9.4%
Short-Biased Equity 1.3%
Event Driven 18.5%
Fixed Income Arbitrage 7.9%
Credit / Convertible Arbitrage 3.0%
Convertible Arbitrage 0.7%
Distressed 14.0%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



180%
160%
140%
120%
100%
80%
60%
40%
20%
0%
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Dec-18
Mar-19
Jun-19
Sep-19
Dec-19
Mar-20
Jun-20
Sep-20
Dec-20
Mar-21
Jun-21
Sep-21
Dec-21
Mar-22
Long
Short
Net

GEOGRAPHIC EXPOSURE *(as of March 31, 2022)*[3]



Emerging/ Other 6%
Japan/Asia 5%
Europe 23%
North America 66%

[1] *Data as of March 31, 2022. The Aetos Prime Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since April 2007 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Aetos is in the process of shifting 10% of the Portfolio's allocation from the Aetos Distressed Investment Strategies Fund to the Aetos Long/Short Strategies Fund. This transition commenced on January 1, 2022 for existing clients and is approximately 60% complete. Any new client investments will be invested at the Portfolio's new target allocations effective immediately.*

[3] *Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

AETOS

MARCH 2022 | PROFILE SHEET | 6

PROFILE SHEET MARCH 2022

Aetos Balanced Portfolio

FIRM OVERVIEW

Aetos Alternatives Management, LP ("Aetos") is an independent firm that manages assets on behalf of institutional clients. Since the firm's inception, Aetos has been a leader in constructing fully customized hedge fund solutions for a broad range of institutional clients. Hedge fund solutions are offered primarily through 1) customized separate accounts and 2) commingled fund portfolios invested in strategy-specific Aetos 1940 Act SEC-registered funds.

PORTFOLIO OVERVIEW

The Aetos Balanced Portfolio is a tactically allocated portfolio comprised of allocations to the strategy-specific Aetos SEC-registered 1940 Act Commingled Hedge Funds of Funds: 1) Aetos Long/Short Strategies Fund, 2) Aetos Multi-Strategy Arbitrage Fund and 3) Aetos Distressed Investment Strategies Fund. The Portfolio is designed to provide institutional investors with attractive risk-adjusted returns and low betas to traditional markets and is relatively concentrated by manager yet diversified by strategy.

HISTORICAL PERFORMANCE *(since inception)*[1]



$2,800
$2,300
$1,800
$1,300
$800
Sep-02
Sep-03
Sep-04
Sep-05
Sep-06
Sep-07
Sep-08
Sep-09
Sep-10
Sep-11
Sep-12
Sep-13
Sep-14
Sep-15
Sep-16
Sep-17
Sep-18
Sep-19
Sep-20
Sep-21
Aetos Balanced Portfolio
HFRI Fund of Funds Composite Index

PERFORMANCE AND STATISTICS *(since inception through March 31, 2022)*[1]

Annualized Returns	1 Year	3 Year	5 Year	10 Year	Inception
Portfolio	2.60%	5.31%	4.45%	4.56%	4.48%
HFRI FOF: Composite Index	1.32%	5.90%	4.65%	3.93%	3.84%
US Aggregate Bond Index	-4.15%	1.69%	2.14%	2.24%	3.75%
MSCI ACWI	7.28%	13.75%	11.64%	10.00%	8.81%
Volatility (Standard Deviation)	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	6.75%	5.49%	4.34%	4.46%
HFRI FOF: Composite Index	-	7.11%	6.06%	4.89%	5.24%
US Aggregate Bond Index	-	4.03%	3.57%	3.23%	3.47%
MSCI ACWI	-	17.22%	15.15%	13.22%	15.41%
Sharpe Ratios	-	**3 Year**	**5 Year**	**10 Year**	**Inception**
Portfolio	-	0.69	0.62	0.92	0.75
HFRI FOF: Composite Index	-	0.74	0.59	0.68	0.51
US Aggregate Bond Index	-	0.26	0.31	0.51	0.75
MSCI ACWI	-	0.76	0.70	0.71	0.50

AETOS AT-A-GLANCE

Founded
2001

Leadership
Anne Casscells
Co-President & Chief Investment Officer

Michael Klein
Co-President & Chief Risk Officer

Locations
New York, New York
Menlo Park, California

PORTFOLIO HIGHLIGHTS

Inception
September 1, 2002

Diversification
\# of Managers[2]: 30
\# of Strategies: 8

Beta to Market Indices[1,3]
US Aggregate Bond Index: 0.08
MSCI ACWI: 0.22

Geography
Global

AETOS FUND INFORMATION

Aetos SEC-Registered 1940 Act Commingled Hedge Fund of Funds

- Long/Short Strategies Fund
- Multi-Strategy Arbitrage Fund
- Distressed Investment Strategies Fund

[1] *Data as of March 31, 2022. The Aetos Balanced Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results. Please see Notes and Disclosures section for important information.*

[2] *Reflects number of managers in the Aetos Balanced Portfolio as of April 1, 2022 and excludes managers that are under redemption, except for one manager that still comprises a material allocation in the Aetos Distressed Investment Strategies Fund.*

[3] *Reflects beta since the Aetos Balanced Portfolio's inception of September 1, 2002 through March 31, 2022.*

AETOS
875 Third Avenue, 6th Floor, New York, New York 10022
2500 Sand Hill Road, Suite 100, Menlo Park, California 94025
☎ 212.201.2500
✉ AetosClientRelations@aetos.com

AETOS BALANCED PORTFOLIO

HISTORICAL MONTHLY PERFORMANCE *(net of fees)*[1]

	Jan	Feb	Mar	Apr	May	Jun	Jul	Aug	Sep	Oct	Nov	Dec	Year
2022	-0.94%	-0.56%	0.29%	-	-	-	-	-	-	-	-	-	**-1.20%**
2021	-1.37%	2.47%	1.14%	1.84%	0.59%	0.08%	-0.06%	0.76%	0.40%	0.82%	-1.52%	0.91%	**6.17%**
2020	0.48%	-1.33%	-8.37%	3.61%	1.77%	1.57%	1.42%	1.86%	0.09%	-0.16%	3.46%	2.60%	**6.61%**
2019	1.88%	1.06%	0.57%	1.39%	-0.65%	1.02%	0.69%	-0.23%	-0.46%	0.60%	1.09%	0.95%	**8.16%**
2018	1.17%	-0.56%	-0.50%	0.24%	0.69%	0.17%	0.69%	0.21%	0.34%	-1.97%	-0.63%	-1.17%	**-1.36%**
2017	1.45%	0.71%	0.53%	0.70%	0.83%	0.22%	0.61%	0.41%	0.30%	0.61%	-0.01%	0.45%	**7.02%**
2016	-2.33%	-1.11%	0.57%	0.88%	1.50%	-0.75%	1.31%	0.73%	0.70%	0.24%	0.09%	0.82%	**2.62%**
2015	-0.26%	1.09%	0.36%	0.23%	0.94%	-0.98%	0.40%	-1.15%	-1.46%	0.99%	-0.08%	-0.27%	**-0.23%**
2014	0.12%	1.64%	-0.18%	-0.38%	1.09%	0.86%	-0.60%	0.38%	0.17%	-0.23%	0.77%	0.38%	**4.06%**
2013	1.88%	0.73%	1.39%	0.87%	1.07%	-0.44%	0.85%	-0.15%	0.93%	1.17%	1.10%	0.78%	**10.63%**
2012	1.75%	1.35%	0.79%	0.30%	-0.75%	0.32%	0.84%	0.70%	0.71%	0.24%	0.59%	0.80%	**7.91%**
2011	0.83%	0.82%	0.14%	1.03%	-0.20%	-0.61%	-0.19%	-2.34%	-2.02%	1.46%	-0.72%	-0.01%	**-1.88%**
2010	0.66%	0.60%	2.02%	1.10%	-2.20%	-0.51%	1.00%	0.40%	1.64%	1.14%	0.03%	1.21%	**7.26%**
2009	0.44%	-0.11%	-0.25%	-0.34%	2.98%	1.63%	2.18%	1.54%	2.32%	0.55%	1.58%	0.96%	**14.27%**
2008	-1.73%	1.09%	-1.49%	0.58%	1.76%	-0.39%	-0.69%	-0.44%	-6.91%	-5.33%	-2.56%	-1.07%	**-16.19%**
2007	1.53%	0.35%	1.13%	1.37%	1.63%	0.30%	-2.10%	-1.34%	0.93%	1.45%	-0.11%	0.52%	**5.74%**
2006	1.84%	0.50%	0.91%	0.92%	-0.38%	0.45%	0.52%	0.46%	0.28%	0.74%	1.32%	1.28%	**9.17%**
2005	0.46%	1.21%	0.26%	-0.34%	0.66%	0.72%	0.99%	0.38%	0.75%	-0.75%	0.44%	1.29%	**6.23%**
2004	1.58%	0.61%	-0.03%	-0.71%	-0.17%	0.30%	-0.23%	0.03%	0.51%	0.28%	1.45%	0.87%	**4.55%**
2003	0.79%	0.19%	0.31%	1.43%	1.98%	1.10%	-0.20%	0.63%	1.10%	1.09%	1.05%	0.92%	**10.87%**
2002	-	-	-	-	-	-	-	-	-0.42%	0.16%	0.55%	1.10%	**1.39%**

AETOS FUND ALLOCATIONS *(as of April 1, 2022)*[2]



14%
36%
50%
Aetos Long/Short Strategies Fund
Aetos Multi-Strategy Arbitrage Fund
Aetos Distressed Investment Strategies Fund

STRATEGY ALLOCATIONS *(as of April 1, 2022)*[3]



Equity Hedged 29.1%
Directional Equity 6.0%
Short-Biased Equity 0.8%
Event Driven 30.8%
Fixed Income Arbitrage 13.1%
Credit / Convertible Arbitrage 5.0%
Convertible Arbitrage 1.2%
Distressed 14.0%

HISTORICAL EXPOSURES *(quarterly over past 5 years)*



200%
180%
160%
140%
120%
100%
80%
60%
40%
20%
0%
Jun-17
Sep-17
Dec-17
Mar-18
Jun-18
Sep-18
Dec-18
Mar-19
Jun-19
Sep-19
Dec-19
Mar-20
Jun-20
Sep-20
Dec-20
Mar-21
Jun-21
Sep-21
Dec-21
Mar-22
Long
Short
Net

GEOGRAPHIC EXPOSURE *(as of March 31, 2022)*[3]



Emerging/ Other 6%
Japan/Asia 4%
Europe 25%
North America 66%

[1] *Data as of March 31, 2022. The Aetos Balanced Portfolio (the "Portfolio") is an asset allocation model offered by Aetos since September 2002 to clients seeking a diversified absolute return investment program. The Portfolio consists of investments in the Aetos Funds weighted in accordance with allocations determined by Aetos during the periods shown. The Portfolio returns are of the model only and do not represent the returns of any specific client account. The performance figures shown are net of investment advisory and performance fees of 0.75% of assets annually and 5% of profits above the three-month Treasury bill return, respectively, subject to a high-water mark. Certain clients investing in accordance with the model may have a different fee arrangement depending on various factors. To the extent actual fees charged to a client differ from the fees shown herein, such client's returns would vary accordingly. The performance figures may include returns that are preliminary, unaudited, and estimated based on the most recent information provided by underlying fund managers and are subject to change. The returns also reflect Fund level expenses, some of which have been waived and/or reimbursed by the Investment Adviser. Returns would have been lower without such waivers and reimbursements. Past performance does not guarantee future results.*

[2] *Aetos is in the process of shifting 10% of the Portfolio's allocation from the Aetos Distressed Investment Strategies Fund to the Aetos Long/Short Strategies Fund. This transition commenced on January 1, 2022 for existing clients and is approximately 60% complete. Any new client investments will be invested at the Portfolio's new target allocations effective immediately.*

[3] *Information is subject to change over time, excludes cash and may not sum to 100% due to rounding.*

AETOS

MARCH 2022 | PROFILE SHEET | 8

AETOS COMMINGLED OFFERINGS

TERMS

Minimum Investment	$1 Million
Subscription Frequency	Monthly
Lock-Up Period	1 Year
Redemption Frequency	Quarterly with 90 Days Notice
Auditor	PricewaterhouseCoopers, LLC
Administrator	HedgeServ Limited

NOTES AND DISCLOSURES

Investing in hedge funds and other alternatives investment strategies involves substantial risks, including the risk of loss of invested capital. These risks remain substantial notwithstanding the risk management practices we employ in selecting and monitoring investments. Alternative investments are typically made through investments in illiquid, unregulated investment funds that employ sophisticated investment techniques, often involving derivatives and leverage.

Aetos Alternatives Management is an SEC-registered investment adviser and serves as investment adviser to SEC-registered 1940 Act funds. Such registrations do not imply in any manner whatsoever that Aetos or the Aetos Funds have been sponsored, recommended, or approved, or that their abilities or qualifications have in any respect been passed upon by the United States or any agency or any office thereof. *Prospective investors should consider the investment objectives, risks, and the charges and expenses of the Aetos Funds carefully before investing. A free copy of the prospectus containing this and other information may be obtained by calling 212-201-2500. Please read the prospectus carefully before investing.*

Index returns are obtained through Bloomberg. Indices are not actively managed, do not reflect any deduction for fees, expenses or taxes, and investors cannot invest directly in an unmanaged index. The volatility, investment holdings and other characteristics of the indices presented may be materially different from those of investments made by Aetos referenced herein. The indices shown have not been selected as appropriate benchmarks to compare to the performance of those of investments made by Aetos; rather they are provided to allow for comparisons to the performance of well-known and widely recognized indices.

- Bloomberg US Aggregate Bond Index: Index designed to broadly measure the performance of the investment grade, US dollar-denominated, fixed-rate taxable bond market. The Bloomberg US Aggregate Bond Index includes Treasury securities, government-related and corporate securities, MBS, ABS, and CMBS with maturities of no less than one year.
- HFRI Fund of Funds Composite Index: Index that includes fund of funds that invest with multiple managers through funds or managed accounts. Fund of funds design diversified portfolios of managers with the objective of significantly lowering the risk (volatility) of investing with an individual manager.
- MSCI ACWI: Index designed to measure developed and emerging market equity performance. The MSCI ACWI consists of 48 country indexes comprising 23 developed and 25 emerging market country indexes.

AETOS CONTACT INFORMATION



John Stimpson
Managing Director, Co-Head of Client Relations and Business Development
875 Third Avenue, 6th Floor
New York, NY 10022
☎ 212.201.2560
✉ jstimpson@aetos.com



Alexis Basalyga
Director, Client Relations and Business Development
875 Third Avenue, 6th Floor
New York, NY 10022
☎ 212.201.2527
✉ abasalyga@aetos.com

AETOS

MARCH 2022 | PROFILE SHEET | 9